Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
June 30, 2023
FRI-NPRT1-0823
1.818362.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $3,616,498)	3,630,000	3,617,861

Domestic Equity Funds - 7.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	506,694	5,254,413
Fidelity Series Blue Chip Growth Fund (c)	1,045,573	14,596,201
Fidelity Series Commodity Strategy Fund (c)	170,064	16,462,194
Fidelity Series Growth Company Fund (c)	1,489,938	27,206,276
Fidelity Series Intrinsic Opportunities Fund (c)	435,481	5,360,765
Fidelity Series Large Cap Stock Fund (c)	1,341,901	25,361,933
Fidelity Series Large Cap Value Index Fund (c)	547,964	7,929,044
Fidelity Series Opportunistic Insights Fund (c)	941,540	16,166,239
Fidelity Series Small Cap Core Fund (c)	4,213	43,263
Fidelity Series Small Cap Discovery Fund (c)	211,638	2,292,041
Fidelity Series Small Cap Opportunities Fund (c)	594,495	7,657,091
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,406,641	17,695,543
Fidelity Series Value Discovery Fund (c)	1,068,059	15,828,640
TOTAL DOMESTIC EQUITY FUNDS (Cost $124,548,061)		161,853,643

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,228,935	17,524,606
Fidelity Series Emerging Markets Fund (c)	2,269,483	18,859,401
Fidelity Series Emerging Markets Opportunities Fund (c)	6,632,661	112,423,611
Fidelity Series International Growth Fund (c)	2,831,493	46,521,432
Fidelity Series International Small Cap Fund (c)	782,387	12,698,148
Fidelity Series International Value Fund (c)	4,203,729	46,493,243
Fidelity Series Overseas Fund (c)	3,711,126	46,537,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $237,058,934)		301,057,958

Bond Funds - 68.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	47,509,443	448,014,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	250,480	1,978,791
Fidelity Series Emerging Markets Debt Fund (c)	1,583,206	11,715,724
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	412,203	3,874,711
Fidelity Series Floating Rate High Income Fund (c)	194,088	1,739,025
Fidelity Series High Income Fund (c)	1,469,698	12,036,830
Fidelity Series International Credit Fund (c)	243,011	1,873,617
Fidelity Series International Developed Markets Bond Index Fund (c)	10,189,876	87,429,139
Fidelity Series Investment Grade Bond Fund (c)	88,517,890	880,753,003
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,863,061	83,455,628
Fidelity Series Real Estate Income Fund (c)	335,293	3,212,102
TOTAL BOND FUNDS (Cost $1,675,605,475)		1,536,082,621

Short-Term Funds - 11.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,923,917	2,924,502
Fidelity Series Government Money Market Fund 5.17% (c)(e)	204,607,529	204,607,529
Fidelity Series Short-Term Credit Fund (c)	4,841,239	46,524,311
TOTAL SHORT-TERM FUNDS (Cost $255,593,954)		254,056,342

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,296,422,922)	2,256,668,425
NET OTHER ASSETS (LIABILITIES) - 0.0%	(412,859)
NET ASSETS - 100.0%	2,256,255,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	450	Sep 2023	50,519,531	(882,493)	(882,493)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	513	Sep 2023	54,939,094	(850,330)	(850,330)

TOTAL PURCHASED					(1,732,823)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	75	Sep 2023	16,830,938	(376,784)	(376,784)
ICE MSCI EAFE Index Contracts (United States)	108	Sep 2023	11,639,700	(86,381)	(86,381)
ICE MSCI Emerging Markets Index Contracts (United States)	449	Sep 2023	22,402,855	232,912	232,912

TOTAL SOLD					(230,253)

TOTAL FUTURES CONTRACTS					(1,963,076)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,140,463.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,800,418	16,047,708	16,923,624	51,837	-	-	2,924,502	0.0%
Total	3,800,418	16,047,708	16,923,624	51,837	-	-	2,924,502

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	465,390,616	3,822,543	18,320,669	-	(565,742)	(2,312,697)	448,014,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,116,196	1,340	94,792	303	(11,232)	(32,721)	1,978,791
Fidelity Series All-Sector Equity Fund	5,444,174	2,384	697,384	-	133,442	371,797	5,254,413
Fidelity Series Blue Chip Growth Fund	14,993,015	6,607	2,722,481	-	311,519	2,007,541	14,596,201
Fidelity Series Canada Fund	18,132,676	144,174	1,427,333	-	68,673	606,416	17,524,606
Fidelity Series Commodity Strategy Fund	16,198,478	1,314,156	673,109	-	(653,802)	276,471	16,462,194
Fidelity Series Emerging Markets Debt Fund	11,922,531	197,433	480,646	177,829	(105,371)	181,777	11,715,724
Fidelity Series Emerging Markets Debt Local Currency Fund	4,037,333	1,763	280,324	-	(27,490)	143,429	3,874,711
Fidelity Series Emerging Markets Fund	18,517,930	60,323	61,740	-	4,892	337,996	18,859,401
Fidelity Series Emerging Markets Opportunities Fund	117,889,559	-	8,790,217	-	(526,849)	3,851,118	112,423,611
Fidelity Series Floating Rate High Income Fund	1,775,333	40,241	93,926	39,203	(8,563)	25,940	1,739,025
Fidelity Series Government Money Market Fund 5.17%	208,666,965	6,853,893	10,913,329	2,594,870	-	-	204,607,529
Fidelity Series Growth Company Fund	27,969,830	12,308	4,745,383	-	(19,013)	3,988,534	27,206,276
Fidelity Series High Income Fund	12,349,881	189,292	516,148	183,687	(49,279)	63,084	12,036,830
Fidelity Series International Credit Fund	1,882,544	14,277	6,143	14,276	(8)	(17,053)	1,873,617
Fidelity Series International Developed Markets Bond Index Fund	91,090,765	1,319,632	3,818,975	1,277,566	(554,972)	(607,311)	87,429,139
Fidelity Series International Growth Fund	47,977,678	21,391	3,361,723	-	383,986	1,500,100	46,521,432
Fidelity Series International Small Cap Fund	13,098,586	5,869	586,686	-	(82,428)	262,807	12,698,148
Fidelity Series International Value Fund	47,013,923	731,098	3,197,146	-	334,510	1,610,858	46,493,243
Fidelity Series Intrinsic Opportunities Fund	4,270,898	1,356,514	503,328	-	22,292	214,389	5,360,765
Fidelity Series Investment Grade Bond Fund	914,675,633	13,954,557	35,313,679	8,835,471	(2,880,839)	(9,682,669)	880,753,003
Fidelity Series Large Cap Stock Fund	26,264,544	11,610	2,693,952	-	598,642	1,181,089	25,361,933
Fidelity Series Large Cap Value Index Fund	8,229,265	126,719	759,383	-	62,341	270,102	7,929,044
Fidelity Series Long-Term Treasury Bond Index Fund	87,746,461	1,743,132	3,358,348	639,243	(907,552)	(1,768,065)	83,455,628
Fidelity Series Opportunistic Insights Fund	16,668,950	7,360	2,103,849	-	31,532	1,562,246	16,166,239
Fidelity Series Overseas Fund	47,932,343	21,390	3,523,389	-	(253,146)	2,360,319	46,537,517
Fidelity Series Real Estate Income Fund	4,061,921	62,499	940,835	60,460	(44,559)	73,076	3,212,102
Fidelity Series Short-Term Credit Fund	48,485,565	344,923	2,113,016	321,899	(49,928)	(143,233)	46,524,311
Fidelity Series Small Cap Core Fund	-	52,027	10,712	27	(32)	1,980	43,263
Fidelity Series Small Cap Discovery Fund	2,402,570	59,633	265,220	5,198	18,332	76,726	2,292,041
Fidelity Series Small Cap Opportunities Fund	8,057,097	46,327	850,228	-	79,555	324,340	7,657,091
Fidelity Series Stock Selector Large Cap Value Fund	18,337,746	200,674	1,649,028	-	89,311	716,840	17,695,543
Fidelity Series Value Discovery Fund	16,360,058	303,459	1,314,583	-	13,524	466,182	15,828,640
	2,329,961,064	33,029,548	116,187,704	14,150,032	(4,588,254)	7,911,408	2,250,126,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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